LIABILITIES FOR FUTURE POLICYHOLDER BENEFITS - Policyholder Account Balance And Liability For Unpaid Claims And Claims Adjustment Expense (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits and other policyholders' liabilities	$ 15,935	$ 18,108
All Future Policyholder Benefits
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits and other policyholders' liabilities	14,373	16,641
Subtotal - Products
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits and other policyholders' liabilities	8,078	9,298
Term
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits and other policyholders' liabilities	1,359	1,802
Payout - Non-Legacy
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits and other policyholders' liabilities	828	1,114
Payout-Legacy
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits and other policyholders' liabilities	2,689	2,547
Group Pension
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits and other policyholders' liabilities	523	683
Health
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits and other policyholders' liabilities	1,560	2,070
UL
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits and other policyholders' liabilities	1,119	1,082
Whole Life Closed Block and Open Block products
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits and other policyholders' liabilities	5,687	5,911
Other
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits and other policyholders' liabilities	608	1,432
Other policyholder funds and dividends payable
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits and other policyholders' liabilities	$ 1,562	$ 1,467